UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   9-30-06

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            11-02-06

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              30

Form 13F Information Table Value Total:                          736,624
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                             TITLE                             SH/PRN;
        NAME OF ISSUE       OF CLASS     CUSIP      (X$1000)   PUT/CALL   DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                               SOLE   SHARED   NONE
Accredited Home Lendrs Hldg    Com     00437P107      13,802   384,040SH   SOLE       N/A     301,510  0      82,530
Affiliated Managers Group      Com     008252108      43,209   431,612SH   SOLE       N/A     331,246  0     100,366
Allied Cap Corp New            Com     01903Q108      22,773   753,817SH   SOLE       N/A     565,089  0     188,728
American Capital Strategies    Com     024937104      30,713   778,134SH   SOLE       N/A     593,864  0     184,270
Ambac Finl Group Inc           Com     023139108      36,365   439,458SH   SOLE       N/A     341,525  0      97,933
Barrett Bill Corp              Com     06846N104      12,118   493,410SH   SOLE       N/A     389,600  0     103,810
Commerce Bancorp Inc NJ        Com     200519106      34,935   951,641SH   SOLE       N/A     733,460  0     218,181
Countrywide Financial Corp     Com     222372104      50,050 1,428,376SH   SOLE       N/A    1,083,75  0     344,618
Fidelity Natl Finl Inc         Com     316326107      33,890   813,690SH   SOLE       N/A     632,844  0     180,846
Fidelity Natl Title Group I    Cl A    31620R105       2,489   118,733SH   SOLE       N/A      88,839  0      29,894
General Growth Pptys Inc       Com     370021107      17,472   366,670SH   SOLE       N/A     301,000  0      65,670
Gladstone Capital Corp         Com     376535100       1,609    73,082SH   SOLE       N/A      63,702  0       9,380
Gladstone Coml Corp            Com     376536108         792    39,415SH   SOLE       N/A      36,015  0       3,400
HCC Ins Hldgs Inc              Com     404132102      35,393 1,076,420SH   SOLE       N/A     837,088  0     239,332
Intrawest Corporation        Com New   460915200      23,178   671,046SH   SOLE       N/A     511,916  0     159,130
iStar Finl Inc                 Com     45031U101      26,101   625,933SH   SOLE       N/A     496,508  0     129,425
JP Morgan Chase & Co           Com     46625H100      31,152   663,379SH   SOLE       N/A     518,899  0     144,480
Kimco Realty Corp              Com     49446R109      30,818   718,860SH   SOLE       N/A     554,356  0     164,504
Kinder Morgan Inc Kans         Com     49455P101      12,199   116,344SH   SOLE       N/A      97,714  0      18,630
Level 3 Communications Inc     Com     52729N100      29,825 5,533,338SH   SOLE       N/A    4,209,53  0   1,323,800
MBIA Inc                       Com     55262C100      32,023   521,206SH   SOLE       N/A     403,408  0     117,798
Nabors Industries Ltd          Shs     G6359F103      26,505   890,918SH   SOLE       N/A     689,250  0     201,668
NCI Building Sys Inc           Com     628852105      15,449   265,589SH   SOLE       N/A     191,365  0      74,224
Nucor Corp                     Com     670346105      30,961   625,598SH   SOLE       N/A     487,418  0     138,180
Pulte Homes Inc                Com     745867101      24,629   773,040SH   SOLE       N/A     603,970  0     169,070
Radian Group Inc               Com     750236101      36,833   613,883SH   SOLE       N/A     472,860  0     141,023
Suncor Energy Inc              Com     867229106      22,709   315,177SH   SOLE       N/A     243,780  0      71,397
Triad Gty Inc                  Com     895925105      25,585   500,000SH   SOLE       N/A     381,286  0     118,714
UTStarcom Inc                  Com     918076100         388    43,730SH   SOLE       N/A      42,040  0       1,690
Wells Fargo & Co New           Com     949746101      46,461 1,284,162SH   SOLE       N/A     999,590  0     284,572

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